Risk management (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Foreign exchange variation	$ 2,268	$ 1,022	$ (2,737)
Non Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Amounts designated	65,138	62,119
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	28,945
Exports affecting the statement of income	(9,380)
Principal repayments / amortization	(16,546)
Nominal value of hedging instrument (finance debt and lease liability)	84,028
Non Derivative Financial Instruments [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Amounts designated	315,350	$ 324,121
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	144,095
Exports affecting the statement of income	(46,894)
Principal repayments / amortization	(82,733)
Foreign exchange variation	(23,239)
Nominal value of hedging instrument (finance debt and lease liability)	$ 406,807